10. SIGNIFICANT EVENTS (Annual) (Details Narrative) - Annual Report	12 Months Ended
Dec. 31, 2014 USD ($)
Advertising Fee	$ 20,000
Sebastian Stant
Monthly Compensation	5,000
Sebastian Stant | Compensation Increase [Member]
Monthly Compensation	7,500
Total [Member]
Lease Monthly Payment	3,450
Mass Roots [Member]
Lease Monthly Payment	2,250
Opus Virtual Office [Member]
Lease Monthly Payment	$ 99